DISPOSAL OF ASSETS - Narrative (Details) € in Millions, £ in Millions, $ in Millions	1 Months Ended			3 Months Ended	6 Months Ended
	Jun. 30, 2021 EUR (€) MW	Jun. 30, 2021 USD ($) MW	Jun. 30, 2021 GBP (£) MW	Mar. 31, 2021	Jun. 30, 2021 USD ($) MW
Disclosure of detailed information about investment property [line items]
Proceeds, net of transaction costs					$ 465
Ownership interest				6.00%
Gains on disposals of investments					$ 167
Accumulated revaluation surplus post-tax		$ 33
Brookfield Renewable And Institutional Partners
Disclosure of detailed information about investment property [line items]
Ownership interest				23.00%
656 MW Portfolio - Ireland
Disclosure of detailed information about investment property [line items]
Wind power capacity (in MW) | MW	656	656	656		656
Proceeds, net of transaction costs	€ 298	$ 363
Ownership interest	40.00%	40.00%	40.00%
Gains on disposals of investments		$ 66
656 MW Portfolio - Ireland | Brookfield Renewable And Institutional Partners
Disclosure of detailed information about investment property [line items]
Gains on disposals of investments		$ 165
271 MW Portfolio - Scotland
Disclosure of detailed information about investment property [line items]
Wind power capacity (in MW) | MW	271	271	271		271
Proceeds, net of transaction costs		$ 108	£ 77
Ownership interest	100.00%	100.00%	100.00%
Gains on disposals of investments		$ 37
271 MW Portfolio - Scotland | Brookfield Renewable And Institutional Partners
Disclosure of detailed information about investment property [line items]
Gains on disposals of investments		$ 37